Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Jun. 30, 2024
Critical Accounting Judgements, Estimates and Assumptions [Abstract]
Critical accounting judgements, estimates and assumptions

Note 4. Critical accounting judgements, estimates and assumptions

The preparation of the consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts in the consolidated financial statements. Management continually evaluates its judgements and estimates in relation to assets, liabilities, contingent liabilities, revenue and expenses. Management bases its judgements, estimates and assumptions on historical experience and on other various factors, including expectations of future events, management believes to be reasonable under the circumstances. The resulting accounting judgements and estimates will seldom equal the related actual results. The judgements, estimates and assumptions that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities (refer to the respective notes) within the next financial year are discussed below.

Impacts of Covid-19

Judgement has been exercised in considering the impacts that the Coronavirus (COVID-19) pandemic has had, or may have, on the Consolidated Entity based on known information. This consideration extends to the nature of the products and services offered, customers, supply chain, staffing and geographic regions in which the Consolidated Entity operates. Other than as addressed in specific notes, there does not currently appear to be either any significant impact upon the condensed consolidated financial statements or any significant uncertainties with respect to events or conditions which may impact the Consolidated Entity unfavorably as at the reporting date or subsequently as a result of the Coronavirus (COVID-19) pandemic.

Estimation of useful lives of assets

The Consolidated Entity determines the estimated useful lives and related depreciation and amortisation charges for its property, plant and equipment and finite life intangible assets. The useful lives could change significantly as a result of technical innovations or some other event. The depreciation and amortization charge will increase where the useful lives are less than previously estimated lives, or technically obsolete or non-strategic assets that have been abandoned or sold will be written off or written down.

Intangible assets

The Consolidated Entity tests annually, or more frequently if events or changes in circumstances indicate impairment, whether indefinite life or finite life intangible assets have suffered any impairment, in accordance with the accounting policy stated in note 3. The recoverable amounts of cash-generating units have been determined based on value-in-use calculations. These calculations require the use of assumptions, including estimated discount rates based on the current cost of capital and growth rates of the estimated future cash flows. Refer to note 20 for details.

Income tax

The Consolidated Entity is subject to income taxes in the jurisdictions in which it operates. Significant judgement is required in determining the provision for income tax. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Consolidated Entity recognises liabilities for anticipated tax audit issues based on the Consolidated Entity’s current understanding of the tax law. Where the final tax outcome of these matters is different from the carrying amounts, such differences will impact the current and deferred tax provisions in the period in which such determination is made.

Recognition of deferred tax assets

Deferred tax assets are recognised for deductible temporary differences and carried forward losses, only if the Consolidated Entity considers it is probable that future taxable amounts will be available to utilise those temporary differences and losses.

Leases- Incremental borrowing rate

Where the interest rate implicit in a lease cannot be readily determined, an incremental borrowing rate is estimated to discount future lease payments to measure the present value of the lease liability at the lease commencement date. Such a rate is based on what the Consolidated Entity estimates it would have to pay a third party to borrow the funds necessary to obtain an asset of a similar value to the right-of-use asset, with similar terms, security and economic environment.

Employee benefits provision

As discussed in note 3, the liability for employee benefits expected to be settled more than 12 months from the reporting date are recognised and measured at the present value of the estimated future cash flows to be made in respect of all employees at the reporting date. In determining the present value of the liability, estimates of attrition rates and pay increases through promotion and inflation have been taken into account.

Going Concern 2024

The working capital position as at 30 June 2024 of the Consolidated Entity reflected an excess of current liabilities over current assets of $3,562,838 (30 June 2023: $373,551). For the year ended 30 June 2024, The Consolidated Entity made a loss after income tax expense of $3,546,195 (30 June 2023 loss after income tax expense of $3,506,220). The cash balance as at 30 June 2024 was $24,522 (30 June 2023 was $399,224).

The above matters give rise to a material uncertainty that may cast significant doubt over the Consolidated Entity’s ability to continue as a going concern. Therefore, the Consolidated Entity may be unable to realise its assets and discharge its liabilities in the normal course of business at the amounts stated in the consolidated financial statements.

Notwithstanding the above matters, the Directors believe that it is reasonably foreseeable that the Consolidated Entity will be able to continue as a going concern and that it is appropriate to adopt the going concern basis in the preparation of the financial report, after considering the following matters:

●	The directors have prepared detailed cash flow projections for a period of at least 12 months from the date of signing this consolidated financial report. The Consolidated Entity’s ability to fund its operations is dependent upon management’s plans and execution, which include raising additional capital, if required, through public offerings, obtaining regulatory approvals for its products and generating revenues from these products and having the ability to be able to reduce expenditure accordingly if required, in order to be able to pay its debts as and when they fall due.

●	During the 2023 financial year, the shareholders loans received on February 4, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on July 15, 2024. Then, in October 2023, the loans were extended with a new maturity date of December 31, 2024, at an interest rate of 12% and an amount to be repaid of approximately $2,015,687Subsequent to 30 June 2024, these loans, which appear as current liabilities in the Consolidated Entity’s Statement of Financial Position as at 30 June 2024, were extended further with a new maturity date of December 31, 2025.

●	On May 27, 2024, the Company’s board of directors approved the issuance of convertible notes (each a “May 2024 Convertible Note”) to raise up to AUD$1,000,000. Each May 2024 Convertible Note had a face value of AUD$1, an annual interest rate of 6% and have a maturity date of December 31, 2025. Each holder of the Convertible Note may, prior to 90 days of their maturity date and pursuant to the terms therein, either elect to convert their May 2024 Convertible Note into Ordinary Shares at a conversion discount rate of 22% or redeem their May 2024 Convertible Note for an Australian cash payment. As at 30 June 2024, $250,000 had been received for these convertibles. Subsequent to 30 June 2024, an additional $747,000 has been received for the final convertible notes that were approved to be issued. Since the convertible notes were approved, a total of $1,000,000 has been received and the convertible note issued has now been closed.

●	Most importantly, the Company completed its IPO on 30 October 2024, issuing 1.3 million new shares at an issue price of US$4.00 per share and raising US$5.2 million (approximately A$7.95 million) before costs of the issue. The Company was listed on NASDAQ on 29 October 2024.

The Consolidated Entity’s consolidated financial statements have therefore been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Consolidated Entity be unable to continue as a going concern.

Going Concern - 2023

As at 30 June 2023, the Consolidated Entity’s current liabilities exceeded current assets by $373,551. For the year ended 30 June 2023, the Consolidated Entity made a loss after income tax expense of $3,506,220. The cash balances as at 30 June 2023 was $399,224.

During the 2023 financial year, the shareholders loans received on February 4, 2022, had their maturity date extended in January 2023, and approximately $1,938,287 was to be repaid on July 15, 2024. However, in October 2023, the loans were extended with a new maturity date of December 31, 2024, at an interest rate of 12% and an amount to be repaid of approximately $2,015,687.

The above matters give rise to a material uncertainty that may cast significant doubt over the Consolidated Entity’s ability to continue as a going concern. Therefore, the Consolidated Entity may be unable to realise its assets and discharge its liabilities in the normal course of business at the amounts stated in the financial report.

The directors have prepared detailed cash flow projections for the period of 12 months from the date of signing this consolidated financial report. The Consolidated Entity’s ability to fund its operations is dependent upon management’s plans and execution, which include raising additional capital, either through the proposed public offering or private equity, or the issue of additional convertible notes, obtaining regulatory approvals for its products and generating revenues from these products and having the ability to be able to reduce expenditure accordingly if required, in order to be able to pay its debts as and when they fall due.

On May 5, 2023, the board approved by resolution a raising of up to AUD$1,000,000 in convertible notes with a maturity date of 25 December, 2025 such that the Consolidated Entity may continue to operate as a going concern. At 30 June 2023, $755,935 had been received for these convertibles. Subsequent to 30 June 2023, an additional $248,954 has been received for the final convertible notes that were approved to be issued. Since the convertible notes were approved, a total of $1,004,889 has been received and the convertible note issued has now been closed.

The Consolidated Entity’s consolidated financial statements have been prepared on a going concern basis which contemplates the realization of assets and satisfaction of liabilities and commitments in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities should the Consolidated Entity be unable to continue as a going concern.